Schedule of contractual maturity analysis of financial instruments (Details) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 4,463,213	$ 5,286,984
Financial liabilities	(2,820,350)	(1,766,748)
Not later than three months [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(2,507,573)	(1,454,241)
Not later than three months [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(11,177)	(4,407)
Not later than three months [member] | Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(301,600)	(308,100)
Not later than three months [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial assets	3,174,700	4,083,735
Not later than three months [member] | Trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	1,288,513	1,203,249
Not later than three months [member] | Term deposits [member]
IfrsStatementLineItems [Line Items]
Financial assets
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets	69,942	69,942
Financial liabilities	(406,567)	(446,009)
Later than three months and not later than one year [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than three months and not later than one year [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(406,567)	(446,009)
Later than three months and not later than one year [member] | Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than three months and not later than one year [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial assets
Later than three months and not later than one year [member] | Trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets
Later than three months and not later than one year [member] | Term deposits [member]
IfrsStatementLineItems [Line Items]
Financial assets	69,942	69,942
Current [member]
IfrsStatementLineItems [Line Items]
Financial assets	4,533,155	5,356,926
Financial liabilities	(3,226,917)	(2,212,757)
Current [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(2,507,573)	(1,454,241)
Current [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(417,744)	(450,416)
Current [member] | Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(301,600)	(308,100)
Current [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial assets	3,174,700	4,083,735
Current [member] | Trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	1,288,513	1,203,249
Current [member] | Term deposits [member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 69,942	$ 69,942